Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 267,141	$ 235,246
Benefit obligation related to acquired companies	378,055	0
Service cost	8,391	7,655	$ 7,768
Interest cost	9,631	9,108	8,929
Exchange rate differences	43	1,551
Actuarial (gain) losses	(20,337)	19,794
Effect of curtailment	(6,940)	0
Benefits paid	7,560	6,213
Benefit obligation at end of year	628,424	267,141	235,246
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	167,961	140,240
Actual return on Plans' assets (net of expenses)	(11,121)	23,343
Employer contribution	15,002	10,591
Benefits paid	7,560	6,213
Fair value of Plans' assets at end of year	164,282	167,961	140,240
Funded status	(464,142)	(99,180)
Unrecognized net actuarial loss	60,141	71,385
Unrecognized prior service cost	(24)	(141)
Accrued benefit liability, current	(6,040)	(1,580)
Accrued benefit liability, non-current	(458,102)	(97,600)
Accumulated other comprehensive income (loss), pre-tax	60,165	71,526
Net amount recognized	(403,977)	(27,654)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,641	2,053
Service cost	71	64
Interest cost	50	67
Actuarial (gain) losses	(353)	(439)
Employee contribution	19	36
Benefits paid	69	140
Benefit obligation at end of year	1,359	1,641	$ 2,053
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	50	104
Employee Contribution	19	36
Benefits paid	69	140
Fair value of Plans' assets at end of year	0	0
Funded status	(1,359)	(1,641)
Unrecognized net actuarial loss	(1,610)	(1,420)
Accrued benefit liability, current	(112)	(111)
Accrued benefit liability, non-current	(1,247)	(1,531)
Accumulated other comprehensive income (loss), pre-tax	(1,610)	(1,419)
Net amount recognized	$ (2,969)	$ (3,061)